CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CASH FLOWS
Acquisition of subsidiaries, cash acquired	¥ 0	¥ 174	¥ 19,490